SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation	Basis of preparation These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (the "IASB"). These statements were authorized for issue by the Board of Directors on February 17, 2021.
Basis of measurement	Basis of measurementThese consolidated financial statements have been prepared on the historical cost basis, except for certain financial assets and liabilities that are measured at fair values at the end of each reporting period.
Basis of consolidation	Basis of consolidation
Subsidiaries
These consolidated financial statements incorporate the financial statements of SSR Mining and all its subsidiaries. Intercompany assets, liabilities, equity, income, expenses and cash flows between SSR Mining and its subsidiaries have been eliminated on consolidation. Subsidiaries are entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls an entity. Subsidiaries are included in the Company's consolidated financial results from the effective date of acquisition of control up to the effective date of loss of control.
For non-wholly owned subsidiaries, the net assets attributable to external equity shareholders are presented as non-controlling interests within equity in the condensed consolidated statement of financial position.
Non-controlling interests
Subsequent to initial recognition (note 2(d)), the carrying amount of non-controlling interests is increased or decreased to recognize the non-controlling interests' share of profit or loss and other comprehensive income (loss) ("OCI") for the period which are calculated based on the ownership interests of the minority shareholders in the subsidiary. Changes in the Company's ownership interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions.
Joint arrangements
A joint arrangement is defined as one over which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement which exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require the unanimous consent of the parties sharing control. The Company has interests in joint arrangements classified as joint ventures, whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Investments in joint ventures are accounted for using the equity method.

The Company's equity method investments were acquired in connection with the acquisition of Alacer (notes 1(a) and 4(a)). On acquisition, the investments were recognized at fair value. Subsequent to initial recognition, the carrying amount of the investments are adjusted by the Company's share of: post-acquisition net income or loss and OCI; depreciation, amortization or impairment of the fair value adjustments made at the date of acquisition; dividends received; and cash contributions. If the carrying amount of an equity method investment is reduced to zero, additional losses are not provided for, and a liability is not recognized, unless the Company has incurred legal or constructive obligations, or made payments on behalf of the equity method investment.

Business combinations	Business combinations
Transactions whereby assets acquired and liabilities assumed constitute a business are business combinations. A business is defined as an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income or generating other income from ordinary activities.
Business combinations in which the Company is identified as the acquirer are accounted for using the acquisition method of accounting, whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recognized at their fair values at the acquisition date. The acquisition date is the date at which the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires the assets and assumes the liabilities of the acquiree.
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(d)Business combinations (continued)
It generally requires time to obtain the information necessary to identify and measure the assets acquired and liabilities assumed as of the acquisition date. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the business combination occurs, the Company reports in its consolidated financial statements provisional amounts for the items for which the fair value measurement is incomplete. During the period after the acquisition date and the time the Company receives the relevant information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable (the "measurement period"), the Company will retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new relevant information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date, including recognizing additional assets or liabilities. The measurement period does not exceed one year from the acquisition date.
The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. Acquisition-related costs, other than costs to issue debt or equity securities of the Company, are expensed as incurred.
At the acquisition date, non-controlling interests are recorded at their proportionate share of the fair value of identifiable net assets acquired. When the cost of the acquisition exceeds the fair value of the identifiable net assets acquired, the difference is recognized as goodwill.

The results of businesses acquired during the period are included in the consolidated financial statements from the date of acquisition.

Foreign currency translation	Foreign currency translationThe functional and presentation currency of SSR Mining and each of its subsidiaries is the U.S. dollar. Accordingly, foreign currency transactions and balances of the Company’s subsidiaries are translated as follows: (i) monetary assets and liabilities denominated in currencies other than the U.S. dollar (“foreign currencies”) are translated into U.S. dollars at the exchange rates prevailing at the balance sheet date; (ii) non-monetary assets denominated in foreign currencies and measured at other than fair value are translated using the rates of exchange at the transaction dates; (iii) non-monetary assets denominated in foreign currencies that are measured at fair value are translated using the rates of exchange at the dates those fair values are determined; and (iv) income statement items denominated in foreign currencies are principally translated using daily exchange rates, except for depletion and depreciation, which is translated at historical exchange rates. Foreign exchange gains and losses are recognized in net income (loss) and presented in the consolidated statements of income (loss) in accordance with the nature of the transactions to which the foreign currency gains and losses relate. Unrealized foreign exchange gains and losses on cash and cash equivalent balances denominated in foreign currencies are disclosed separately in the consolidated statements of cash flows.
Cash and cash equivalents	Cash and cash equivalentsCash and cash equivalents include cash on hand and held at banks and short-term investments with an original maturity of three months or less, which are readily convertible into a known amount of cash. Restricted cash balances are excluded from cash and cash equivalents and are classified as either current or non-current assets, based upon the expiration date of the restriction.
Inventories	Inventories
Stockpiled ore, work-in-process inventory, leach pad inventory and finished goods are valued at the lower of average cost and estimated net realizable value (“NRV”). Cost includes all direct costs incurred in production, including direct labour and materials, freight, depletion and depreciation, and directly attributable overhead costs. NRV is calculated using the estimated price at the time of sale based on prevailing and forecast metal prices less estimated future production costs to convert the inventory into saleable form and all associated selling costs, discounted where applicable. Any write-downs of inventory to NRV are recognized within cost of sales in the consolidated statements of income (loss). If there is a subsequent increase in the value of inventory, the previous write-downs to NRV are reversed to the extent that the related inventory has not been sold so that the new carrying amount is the lower of cost and the revised NRV.
Stockpiled ore inventory represents ore that has been extracted from the mine and is available for further processing. The cost of stockpiled ore inventory is derived from the current mining costs incurred up to the point of stockpiling the ore and is removed at the weighted average cost as ore is processed. Quantities of stockpiled ore are verified by periodic surveys. Stockpiled ore that is not expected to be processed within the next twelve months is classified as non-current.
Work-in-process inventory represents the weighted average mining costs of ore being processed, other than by heap leaching, and the costs incurred in the process of converting ores into partially refined precious metals, or doré.
At Çöpler and Marigold, the recovery of gold and by-products from oxide ore is achieved through a heap leaching process, although at Çöpler, the oxide ore can also be processed through the sulfide plant. In the heap leaching process, ore is stacked on leach pads and treated with a chemical solution that dissolves the gold contained within the ore. The resulting pregnant solution is further processed in a plant where the gold is recovered. The cost of leach pad inventory is derived from current mining and leaching costs and is removed as ounces of gold are recovered at the weighted average cost per recoverable ounce of gold on the leach pads. Estimates of recoverable gold in the leach pads are calculated based on the quantities of ore placed on the leach pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data), and an estimated recovery percentage (based on estimated recovery assumptions from the block model). The nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, estimates are refined based on actual results and engineering studies over time. The final recovery of gold from leach pads will not be known until the leaching process is concluded at the end of the mine life.
Finished goods inventory includes metal concentrates at site and in transit, doré at a site or refinery, or gold bullion. Doré represents a bar containing predominantly gold by value, which is refined off-site to produce gold bullion. Costs are transferred from finished goods inventory and recorded as cost of sales in the consolidated statements of income (loss) upon sale.
Materials and supplies inventories are measured at the lower of average cost and NRV. Costs include acquisition, freight and other directly attributable costs. A regular review is undertaken to determine the extent of any provision for obsolescence. Inventory that is not planned to be processed or used within one year is classified as non-current.

Mineral properties	Mineral propertiesMineral properties contain mineral reserves or mineral resources and exploration potential. The value associated with mineral resources and exploration potential is the value beyond proven and probable mineral reserves.
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(h)Mineral properties, plant and equipment (continued)
(i)Mineral properties (continued)
Mineral reserves represent the estimate of ore that can be economically and legally extracted from the Company's mining properties ("Mineral Reserves"). Mineral resources represent property interests that contain potentially economic mineralized material such as: inferred mineral resources within pits; measured, indicated and inferred mineral resources with insufficient drill spacing to qualify as proven and probable Mineral Reserves; and inferred mineral resources in close proximity to proven and probable Mineral Reserves ("Mineral Resources"). Exploration potential represents the estimated potential mineralized material contained within:
(i)areas adjacent to existing Mineral Reserves and mineralization located within the immediate mine area;
(ii)areas outside of immediate mine areas that are not part of measured, indicated, or inferred Mineral Resources; and
(iii)greenfield exploration potential that is not associated with any other production, development, or exploration stage property ("Exploration Potential").
Capitalized costs of mineral properties include the following:
(i)Costs of acquiring exploration and development stage properties in asset acquisitions, or the value attributed to properties acquired in a business combination;
(ii)Economically recoverable exploration and evaluation expenses;
(iii)Expenditures incurred to develop mining properties, net of proceeds from pre-production sales, prior to reaching operating levels intended by management;
(iv)Certain costs incurred during production;
(v)Estimates of reclamation and closure costs; and
(vi)Borrowing costs incurred that are attributable to qualifying mineral properties.
Acquisition of mineral properties
The costs of acquiring exploration and development stage properties, including transaction costs, in an asset acquisition are capitalized as an exploration and evaluation asset or a mineral property at cost. The value attributed to acquiring mineral properties at an operating mine in a business combination is recognized as a mineral property. The value attributed to Exploration Potential acquired in a business combination is recognized as an exploration and evaluation asset.

Exploration and evaluation expenditures
Exploration and evaluation expenditures
Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with acquiring the rights to explore, prospecting, sampling, mapping, diamond drilling and other work involved in searching for Mineral Resources, as defined by National Instrument 43-101 - Standards of Disclosure for Mineral Projects ("NI 43-101").
Evaluation expenditures are costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. Evaluation expenditures include the cost of:
(i)further defining the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body;
(ii)determining the optimal methods of extraction and metallurgical and treatment processes;
(iii)studies related to surveying, transportation and infrastructure requirements;
(iv)permitting activities; and
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(h)Mineral properties, plant and equipment (continued)
(i)Mineral properties (continued)
Exploration and evaluation expenditures (continued)
(v)economic evaluations to determine whether development of mineralized material is commercially justified, including preliminary economic assessments, pre-feasibility and final feasibility studies.
Exploration and evaluation expenditures are expensed until it has been determined that a property is technically feasible and commercially viable, in which case subsequent evaluation costs incurred to develop a mineral property are capitalized.

Development expenditures
Development expenditures
When the criteria for capitalization of exploration and evaluation expenditures has been met, the carrying value of the exploration and evaluation asset is reclassified as a mineral property. All costs, including pre-operating costs are capitalized until the point that the mineral property is capable of operating as intended by management. This is determined by:
(i)completion of operational commissioning of major mine and plant components;
(ii)operating results being achieved consistently for a period of time;
(iii)indicators that these operating results will be continued; and
(iv)other factors being present, including one or more of the following: a significant portion of the plant/mill capacity being achieved; a significant portion of available funding being directed towards operating activities; a predetermined, reasonable period of time being passed; or significant milestones for the development of the mineral property being achieved.
In open pit mining operations, it is necessary to incur costs to remove waste material in order to access the ore body, which is known as stripping, with the stripping ratio being the ratio of waste material to ore. Stripping costs incurred prior to the production stage of a mineral property (pre-stripping costs) are capitalized as part of the carrying amount of the related mineral property.
Once the mineral property is capable of operating as intended, further operating costs, including depletion and depreciation, are included within inventories as incurred.

Costs incurred during production
Costs incurred during production
During the production phase of an open pit mine, stripping costs incurred that provide improved access to ore that will be produced in future periods and that would not have otherwise been accessible are capitalized ("deferred stripping asset"). The costs qualifying for capitalization are those costs directly incurred to perform the stripping activity that improves access to the identified component of ore, plus an allocation of directly attributable overhead costs, which are determined using a strip ratio methodology. The strip ratio represents the ratio of the estimated total volume of waste material to the estimated total quantity of economically recoverable ore of the Mineral Reserves for which access has been improved. The deferred stripping asset is included as part of the carrying amount of the mineral property. Capitalized stripping costs are amortized based on the estimated recoverable ounces contained in Mineral Reserves that directly benefit from the stripping activities. Costs for waste removal that do not give rise to future economic benefits are included in production costs in the period in which they are incurred.
During the production phase of an underground mine, mine development costs incurred to maintain current production are included in mine operating costs. These costs include the development and access (tunneling) costs of production drifts to develop the ore body in the current production cycle. Development costs incurred to build new shafts, declines and ramps that enable permanent access to ore underground are capitalized as incurred. Capitalized underground development costs are depleted using the units-of-production method.

Measurement
Measurement
Mineral properties are recorded at cost less accumulated depletion and impairment losses.
Depletion of mineral properties
The Company's mineral properties are classified as either those subject to depletion or not yet subject to depletion. On acquisition of a mineral property, the Company prepares an estimate of the fair value attributable to Mineral Reserves, Mineral Resources and Exploration Potential attributable to the property. The fair value attributable to Mineral Resources is classified as mineral properties not yet subject to depletion. As Mineral Resources are converted into Mineral Reserves at operating properties, a portion of the asset balance is reclassified as subject to depletion using an average cost per ounce.
Mineral properties subject to depletion are depleted using the units-of-production method. In applying the units-of-production method over the recoverable ounces to which the asset specifically relates, depletion is calculated using the recoverable ounces extracted from the mine in the period as a percentage of the total recoverable ounces expected to be extracted in current and future periods based on the Mineral Reserves.
The Company reviews the estimated total recoverable ounces contained in depletable Mineral Reserves annually and when events and circumstances indicate that such a review should be made. Changes to estimated total recoverable ounces contained in depletable Mineral Reserves are accounted for prospectively. No amortization is charged during the evaluation and development phases as the asset is not available for use.

Plant and equipment	Plant and equipment and construction in process
Plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses.
The cost of an item of plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and, for qualifying assets, the associated borrowing costs.
Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of plant and equipment.
Costs incurred for major overhaul of existing equipment and sustaining capital are capitalized as plant and equipment and are subject to depreciation once they are available for use. Major overhauls include improvement programs that increase the productivity or extend the useful life of an asset beyond that initially envisaged. The costs of routine maintenance and repairs that do not constitute improvement programs are accounted for as a cost of inventory.
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(h)Mineral properties, plant and equipment (continued)
(ii)Plant and equipment and Construction in Process (continued)
Depreciation of plant and equipment
The carrying amounts of plant and equipment are depreciated to their estimated residual value over the estimated useful lives of the specific assets, or the estimated life-of-mine ("LOM"), if shorter. Depreciation starts on the date when the asset is available for its intended use. The major categories of plant and equipment are depreciated on a straight-line basis using the estimated lives indicated below:

Vehicles	5 - 7 years
Mining equipment	3 years - LOM
Mobile equipment components	2 - 7 years
Buildings	LOM
Mine plant equipment	LOM
Underground infrastructure	LOM
Right-of-use assets - plant and equipment	10 years - LOM
For right-of-use assets, the depreciation period indicated above represents the period from lease commencement date to the earlier of the end of the useful life of the underlying asset or the end of the lease term.
Construction in process assets are not depreciated until available for their intended use.
The Company conducts a review of residual values, useful lives and depreciation methods employed for plant and equipment annually, and when events and circumstances indicate that such a review should be made. Any changes in estimates that arise from this review are accounted for prospectively.

Impairment	Impairment
At the end of each reporting period, the Company reviews its mineral properties, plant and equipment to determine whether there is any indication that these assets are impaired. If any such indication exists, an estimate of the recoverable amount is undertaken. If the asset’s carrying amount exceeds its recoverable amount, then an impairment loss is recognized in the consolidated statements of income (loss).
Impairment is normally assessed at the cash-generating unit ("CGU") level, which is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets. Each individual mining interest that is an operating mine is typically a CGU.
The recoverable amount of a mine site is the greater of an asset’s fair value less costs to dispose (“FVLCTD”) and value in use (“VIU”). FVLCTD is defined as the amount that would be obtained from the sale of the asset in an orderly transaction between market participants at the measurement date. VIU is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal. The fair value of mine sites is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset, including any expansion prospects.
Mineral properties, plant and equipment that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When an impairment loss reverses in a subsequent period, the revised carrying amount shall not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset previously, less subsequent depletion and depreciation. Reversals of impairment losses are recognized in the consolidated statements of income (loss) in the period in which the reversals occur.

Goodwill	Goodwill
Under the acquisition method of accounting for business combinations, the identifiable assets acquired and liabilities assumed are recognized at their estimated fair value as of the date of acquisition. The excess of the fair value of consideration paid over the fair value of the identifiable net assets acquired is recognized as goodwill and allocated to CGUs.

Goodwill arises principally because of the: (i) ability to capture buyer-specific synergies arising upon a transaction; (ii) ability to increase Mineral Reserves and Mineral Resources through exploration activities; and (iii) requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of the identifiable assets acquired and liabilities assumed.
Goodwill is not amortized. The Company performs an annual impairment test for goodwill and when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the carrying amount of a CGU to which goodwill has been allocated exceeds the recoverable amount, an impairment loss is recognized for the amount in excess. The impairment loss is allocated first to reduce the carrying amount of goodwill allocated to the CGU to nil and then to the other assets of the CGU based on the relative carrying amounts of those assets. Impairment losses recognized for goodwill are not reversed in subsequent periods should the value of goodwill recover.

Share-based payments	Share-based payments
The fair value of the estimated number of stock options and other equity-settled share-based payments that are expected to vest, determined at the date of grant, is recognized as a share-based compensation expense in the consolidated statements of income (loss) over the vesting period, with a corresponding increase to equity. The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model and estimates the expected forfeiture rate at the date of grant. The Company estimates the fair value of equity-settled PSUs using a Monte Carlo valuation model at the date of grant.
For cash-settled share-based payment arrangements, the fair values of the payments are recognized as share-based compensation expense in the consolidated statements of income (loss) over the vesting period, with a corresponding increase to accrued liabilities. The liabilities for cash-settled share-based payments are remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. When share-based payment transactions provide the Company with the choice of settling in cash or by issuing equity instruments, the share-based payments are accounted for as cash-settled when the Company determines that it has a present obligation to settle in cash. The Company has a present obligation to settle in cash when it has a past practice or stated policy of settling in cash.
The Company's cash-settled share-based payments consist of deferred share units ("DSUs") issued and issuable under the Company's Non-Employee Directors' Deferred Share Unit Plan, RSUs and PSUs issued and issuable under the Company's 2017 and 2020 Share Compensation Plans and the previously replaced plans, and the DSU Replacement Units, RSU Replacement Units and PSU Replacement Units issued in connection with the Alacer acquisition (notes 1(a) and 4(a)). Certain of the Company's PSUs and RSU Replacement Units were reclassified from equity-settled to cash-settled during the year (note 17). The fair values of the DSUs, DSU Replacement Units, RSUs, RSU Replacement Units, PSUs and PSU Replacement Units that are cash-settled are estimated based on the quoted market price of the Company's common shares, and for the PSUs and PSU Replacement Units, are also based on projected performance, The fair values are remeasured at the end of each reporting period.
When awards are forfeited because non-market based vesting conditions are not satisfied, the expense previously recognized is proportionately reversed.

Taxation	Taxation
The income tax expense for the period is comprised of current and deferred tax, and is recognized in the consolidated statements of income (loss) except to the extent that it relates to items recognized in OCI or directly in equity, in which case the tax is recognized in OCI or directly in equity.
Current income tax
Current tax for each of the Company's taxable entities is based on the local taxable profit for the period at the local statutory tax rates enacted or substantively enacted at the date of the consolidated statements of financial position as well as the available double tax treaty rates as ratified. Management periodically evaluates positions taken in tax returns in situations in which applicable tax regulation is subject to interpretation. The Company establishes provisions where appropriate on the basis of amounts expected to be paid to tax authorities.
Deferred tax
Deferred income tax assets and liabilities are recognized, using the liability method, for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, unused tax losses and other income tax deductions. Deferred income tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available to be utilized against those deductible temporary differences. The extent to which deductible temporary differences, unused tax losses and other income tax deductions are expected to be realized are reassessed at the end of each reporting period. Deferred tax assets are recognized for investment incentive tax credits in Turkey in the period earned as expenditures that are probable to be accepted as eligible spend occur and it is probable that taxable profits will be available to be utilized against those credits, which can be applied to current and future year income tax payments.
Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply when the related deferred income tax assets are realized or the deferred income tax liabilities are settled. The measurement of deferred income tax assets and liabilities reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover and settle the carrying amounts of its assets and liabilities, respectively. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the period in which the change is substantively enacted.
Deferred income tax assets and liabilities are not recognized if the temporary difference arises on the initial recognition of assets and liabilities in a transaction other than a business combination, that at the time of the transaction, affects neither the taxable nor the accounting profit or loss.
Deferred income tax assets and liabilities are recognized for future withholding taxes payable where it has been determined that the amount would reasonably be payable in the foreseeable future.
Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, and interests in joint ventures, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.
The Company recognizes deferred income taxes relating to the impact of changes in foreign exchange rates on the tax bases of non-monetary assets and liabilities which are denominated in foreign currencies. The resultant changes in deferred taxes are recognized in deferred income tax expense/recovery in the consolidated statements of income (loss). The Company recognizes foreign exchange gains and losses on current income tax receivable and payable balances denominated in foreign currencies in the consolidated statements of income (loss).
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(k)Taxation (continued)
Deferred tax (continued)
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset the current tax assets against the current tax liabilities, when they relate to income taxes levied by the same taxation authority, and the Company intends to settle its current tax assets and liabilities on a net basis.
Royalties and other tax arrangements
Royalties and other arrangements are treated as taxation arrangements when they have the characteristics of income tax. This is the case when they are imposed under government authority and the amount payable is calculated by reference to an income measure. Obligations arising from royalty arrangements that do not satisfy these criteria are recognized as current liabilities and included within production costs.

Financial instruments	Financial instruments
Measurement – initial recognition
Financial assets and financial liabilities are recognized in the consolidated statements of financial position when the Company becomes a party to the contractual provisions of the instrument. On initial recognition, all financial assets and financial liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as at fair value through profit or loss (“FVTPL”). The directly attributable transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred.
Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities.
Classification and subsequent measurement of financial assets
Amortized cost:
Financial assets that meet the following conditions are measured subsequently at amortized cost:
(i)The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
(ii)The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method.
Fair value through OCI ("FVTOCI"):
Financial assets that meet the following conditions are measured at FVTOCI:
(i)The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
(ii)The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(l)Financial instruments (continued)
Classification and subsequent measurement of financial assets (continued)
Equity instruments designated as FVTOCI:
On initial recognition, the Company may make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments that would otherwise be measured at FVTPL to present subsequent changes in fair value in OCI. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by the Company as the acquirer in a business combination. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in OCI. The cumulative gain or loss is not reclassified to profit or loss on disposal of the equity instrument. The Company has designated all investments in equity instruments that are not held for trading as FVTOCI.
Financial assets measured subsequently at FVTPL:
By default, all other financial assets are measured subsequently at FVTPL.
The Company, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.
Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not part of a designated hedging relationship. Fair value is determined in the manner described in note 26(b).
Classification and subsequent measurement of financial liabilities and equity
Debt and equity instruments are classified as either financial liabilities or as equity instruments in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
An equity instrument is any contract that evidences a residual interest in the assets of SSR Mining after deducting all its liabilities.
Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company's own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the issuance, purchase, sale, or cancellation of the Company's own equity instruments.
Financial liabilities
Financial liabilities that are not contingent consideration in a business combination, held for trading or designated as at FVTPL, are measured at amortized cost using the effective interest method.
Non-hedge derivatives
Derivative instruments that are not designated as hedging instruments or do not qualify as cash flow hedges are recorded at fair value with changes in fair value recognized in the consolidated statements of income (loss).

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2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(l)Financial instruments (continued)
Derivative instruments designated as cash flow hedges
The Company designates certain derivatives as hedging instruments in cash flow hedges in respect of foreign currency risk and commodity price risk. On initial designation of the derivative as a cash flow hedge, the Company documents the relationship between the hedging instrument and hedged item, along with its risk management objectives and strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is effective in offsetting changes in cash flows of the hedged item attributable to the hedged risk
The changes in the fair value of derivatives that are designated as hedging instruments and determined to be effective in offsetting forecasted cash flows of hedged items is recognized in OCI. The gain or loss relating to the ineffective portion is recognized immediately as gain (loss) on derivatives in other (expense) income, net, in the consolidated statements of income (loss). When the forecasted transaction impacts profit or loss, the cumulative gains or losses that were recorded in accumulated OCI ("AOCI") are reclassified to profit or loss in the same line item as the recognized hedged item. When the forecasted transaction that is hedged results in the recognition of a non-financial asset, the cumulative gains or losses that were recorded in AOCI are removed from equity and included in the carrying amount of the asset. This transfer does not affect OCI.
The Company discontinues hedge accounting only when the hedging relationship (or part thereof) ceases to meet the qualifying criteria. This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. When a derivative designated as a hedging instrument in a cash flow hedge expires or is sold and the forecasted transaction is still expected to occur, any cumulative gain or loss relating to the derivative that is recorded in AOCI at that time remains in AOCI and is reclassified to profit or loss when the forecasted transaction occurs, in the same line item as the recognized hedged item. When a forecast transaction is no longer expected to occur, the gain or loss is reclassified immediately to the consolidated statements of income (loss).
Impairment
The Company recognizes a loss allowance for expected credit losses on its financial assets. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to twelve month expected credit losses.
Provisions and Reclamation and closure cost provision	Provisions
Provisions are liabilities that are uncertain in timing or amount. The Company records a provision when and only when:
(i)The Company has a present obligation (legal or constructive) as a result of a past event;
(ii)It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and
(iii)A reliable estimate can be made of the amount of the obligation.
Constructive obligations are obligations that derive from the Company's actions where:
(i)By an established pattern of past practice, published policies or a sufficiently specific current statement, the Company has indicated to other parties that it will accept certain responsibilities; and
(ii)As a result, the Company has created a valid expectation on the part of those other parties that it will discharge those responsibilities.
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(m)Provisions (continued)
Provisions are reviewed at the end of each reporting period and adjusted or reversed to reflect management’s current best estimate of the expenditure required to settle the present obligation at the end of the reporting period. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed. Provisions are reduced by actual expenditures for which the provision was originally recognized. Where discounting has been used, the carrying amount of a provision is accreted during the period to reflect the passage of time. This accretion expense is included in finance costs in the consolidated statements of income (loss).
Reclamation and closure cost provision
The Company records a provision for the estimated future costs of reclamation and closure of operating, closed and inactive mines and development projects when environmental disturbance occurs or a constructive obligation arises. The provision for reclamation and closure costs is accreted over time to reflect the unwinding of the discount with the accretion expense included in finance costs in the consolidated statements of income (loss). The provision for reclamation and closure costs is remeasured at the end of each reporting period for changes in estimates or circumstances. Changes in estimates or circumstances include changes in legal or regulatory requirements, increased obligations arising from additional mining and exploration activities, changes to cost estimates and changes to risk-free interest rates.
Reclamation and closure cost obligations relating to operating mines and development projects are initially recorded with a corresponding increase to the carrying amounts of related mining properties. Changes to the obligations which may arise as a result of changes in estimates and assumptions are also accounted for as changes in the carrying amounts of related mining properties, except where a reduction in the obligation is greater than the capitalized reclamation and closure costs, in which case, the capitalized reclamation and closure costs are reduced to nil and the remaining adjustment is included in production costs in the consolidated statements of income (loss). The provisions for reclamation and closure costs related to inactive and closed mines are included in exploration, evaluation and reclamation costs in the consolidated statements of income (loss) on initial recognition and subsequently when remeasured.

Leases	Leases
The Company has entered into lease contracts under which the Company is the lessee.
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset over a period of time in exchange for consideration.
At the lease commencement date, a lease liability is initially measured at the present value of the lease payments during the lease term that are not paid at the commencement date, discounted by the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. The Company's incremental borrowing rate is the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. The lease term includes the non-cancellable period for which the Company has the right to use the underlying asset, periods covered extension options that the Company is reasonably certain to exercise and periods covered by termination options that the Company is reasonably certain not to exercise. The lease liability is subsequently measured at amortized cost using the effective interest method.
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(n)Leases (continued)
Lease payments during the lease term included in the measurement of the lease liability comprise the following:
•fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•variable lease payments that depend on an index or a rate;
•amounts expected to be payable under any residual value guarantee;
•the exercise price under purchase options that the Company is reasonably certain to exercise; and
•penalties under termination options, unless the Company is reasonably certain the options will not be exercised.
The Company recognizes a right-of-use asset, which is included in mineral properties, plant and equipment, at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs and decommissioning and restoration costs, less any lease incentives received.
Payments associated with short-term leases that have a lease term of twelve months or less and leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated statements of income (loss).
The finance cost associated with the lease liability is recognized as an expense over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Company is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset's useful life.

Revenue recognition	Revenue recognition
The Company's primary source of revenue is the sale of gold bullion or doré and metal-bearing concentrate.
Revenue relating to the sale of metals is recognized when control of the metal or related services are transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. In determining whether the Company has satisfied a performance obligation, it considers the indicators of the transfer of control, which include, but are not limited to, whether: it has a present right to payment; it has transferred physical possession of the asset to the customer; the customer has the significant risks and rewards of ownership of the asset; and the customer has legal title to the asset.
Gold bullion and doré sales
Gold bullion and doré produced at Marigold and Seabee is sold primarily to bullion banks in the London spot market. Gold bullion produced at Çöpler is sold primarily on the Istanbul Gold Exchange. Under legislation commenced in Turkey in 2018, the Central Bank of the Republic of Turkey has the first right of refusal for all gold produced by mining operations in Turkey.
The sales price is fixed on the date of sale based on the London Bullion Market Association's gold fix price or spot price. The Company records revenue from sales of gold at the time of physical delivery, which is also the date that title to the gold passes.
Concentrate sales
Metals produced at Puna are sold in concentrate form to smelters and traders. The initial sales price of concentrate metal sales is determined on a provisional basis at the date of sale as the final selling price is subject to movements in the monthly average London Metal Exchange or London Bullion Market Association prices up to the date of final pricing. The period between provisional invoicing and final pricing, or settlement period, is typically between 30 and 120 days.
2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
(o)Revenue recognition (continued)
Concentrate sales (continued)
The Company recognizes revenues under these contracts at the point that control passes to the customer, which is when the risk and rewards of ownership passes to the customer, typically at port of loading or unloading. Upon transfer of control of the concentrate, the Company recognizes revenue based on the estimated prices for the estimated month of settlement and initial assay results. The associated receivable is subsequently remeasured to fair value by reference to forward market prices at each period end until final settlement, with the impact of changes in the forward market prices recognized in other revenue in the consolidated statements of income (loss) as they occur. Refining and treatment charges are netted against revenues from metal concentrate sales.

Income per share	Income per shareBasic income per share is calculated by dividing the net income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted income per share is determined by adjusting the net income or loss attributable to common shareholders, and the weighted average number of common shares outstanding, for the effects of all potentially dilutive share equivalents, such as stock options, PSUs, RSUs and convertible notes, whereby proceeds from the potential exercise of dilutive stock options with exercise prices that are below the average market price of the underlying shares are assumed to be used in purchasing the Company's common shares at their average market price for the period.
New and revised accounting standards not yet effective
(q)New and revised accounting standards not yet effective
The following standards and amendments to existing standards have been issued but not yet adopted by the Company:
Property, plant and equipment - proceeds before intended use
On May 14, 2020, the IASB issued a narrow scope amendment to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use. The amendment prohibits deducting from the cost of property, plant and equipment amounts received from selling items produced while preparing the asset for its intended use. Instead, amounts received will be recognized as sales proceeds and the related cost in profit or loss. The effective date of the amendment is for annual periods beginning on or after January 1, 2022. The amendment must be applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the consolidated financial statements in which the amendment is first applied. The Company will adopt this narrow scope amendment on the date it becomes effective. The amendment is not currently applicable to the Company; however, it may be applicable in the future should the Company receive proceeds from selling items produced prior to an asset being ready for its intended use.
Interest rate benchmark reform
On August 27, 2020, the IASB issued 'Interest Rate Benchmark Reform — Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) with amendments that address issues that might affect financial reporting related to financial instruments and hedge accounting resulting from the reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The amendments are effective for annual periods beginning on or after January 1, 2021 and are to be applied retrospectively. The Company is currently assessing the impact of the amendments on the Company's consolidated financial statements.
Changes in accounting policies	Changes in accounting policies
Presentation of cash flows associated with interest payments
During the current reporting period, the Company changed its presentation of interest payments in the consolidated statements of cash flows. Previously, interest payments were classified as an operating activity in the consolidated statements of cash flows. In connection with the debt assumed on the acquisition of Alacer in the current period, the Company has determined that classifying interest payments as a financing activity better represents the underlying nature of the cash flows. As a result, interest payments have been classified as a financing activity in the consolidated statements of cash flows for the year ended December 31, 2020. The comparative figures for the year ended December 31, 2019 have been restated to conform with the presentation in the current period.
The following table outlines the impact of the change in the presentation of interest paid in the consolidated statements of cash flows for the year ended December 31, 2019:

	Year ended December 31, 2019
	As previously reported	Adjustment	Restated
Interest paid	$(11,646)	$11,646	$—
Cash generated by operating activities	134,198	11,646	145,844

Interest paid	—	(11,646)	(11,646)
Cash generated by financing activities	80,553	(11,646)	68,907
Definition of a business
In October 2018, the IASB amended IFRS 3, Business Combinations ("IFRS 3") to clarify and narrow the definition of a business. The amendments are effective for acquisition transactions on or after January 1, 2020. Under the amended standard, a business must include inputs and a substantive process, and the inputs and process must together significantly contribute to creating outputs. The Company applied the amended standard effective January 1, 2020 which did not have an impact on the Company's consolidated financial statements for the year ended December 31, 2020.

Areas of judgment and estimation uncertainty	AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTYIn preparing its consolidated financial statements, the Company makes judgments in applying its accounting policies. The judgments that have the most significant effect on the amounts recognized in the consolidated financial statements are outlined below. In addition, the preparation of consolidated financial statements in conformity with IFRS requires the use of estimates that affect the amounts reported and disclosed in the consolidated financial statements and related notes. These estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements. Information about assumptions and other sources of estimation uncertainty as at December 31, 2020 that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next year are outlined below.
3.AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY (continued)

(a)Areas of Judgment

Assessment of impairment indicators

Judgment is required in assessing whether certain factors would be considered an indicator of impairment. The Company considers both internal and external information to determine whether there is an indicator of impairment present and, accordingly, whether impairment testing is required. The information the Company considers in assessing whether there is an indicator of impairment includes, but is not limited to, market and economic conditions, commodity prices, reserves and resources, mine plans and operating results, market transactions for similar assets and its market capitalization.

At December 31, 2020 and 2019, the Company assessed whether there were indicators of impairment present for its mineral properties, plant and equipment. At December 31, 2020, as part of its assessment, the Company noted no indicators of impairment.

As part of its assessment at December 31, 2019, the Company noted that total sustaining capital expenditures estimated in Puna's 2019 LOM plan, which was completed in the fourth quarter of 2019, were significantly higher than the sustaining capital expenditures estimated in Puna's 2016 technical report. The increase in the estimate of total sustaining capital expenditures over the LOM was considered to be an indicator of impairment. As a result, the Company performed an impairment assessment of Puna as at December 31, 2019 (note 25).

Functional currency

The Company has determined the functional currency of SSR Mining and each of its subsidiaries is the U.S. dollar. The determination of a subsidiary’s functional currency requires significant judgment to determine the primary economic environment. The Company reconsiders the functional currency of its subsidiaries when there is a change in events and conditions which determined the primary economic environment.

Deferred tax assets and liabilities

Judgment is required in assessing whether deferred tax assets and certain deferred tax liabilities are recognized in the consolidated statements of financial position and what tax rate is expected to be applied in the year when the related temporary differences reverse. In assessing the recoverability of deferred tax assets, judgment is applied to determine the Company's ability to use the underlying future tax deductions. Judgment is applied when determining that deferred tax liabilities arising from temporary differences on investments in subsidiaries should not be recognized as the reversal of the temporary differences is not expected to occur in the foreseeable future and can be controlled by the Company. Judgment is also required on the application of income tax legislation. These judgments are subject to risk and uncertainty and could result in an adjustment to the deferred tax provision and a corresponding credit or charge to profit.

Acquisitions

IFRS 3 requires that, for each business combination, one of the combining entities should be identified as the acquirer. This assessment focuses on which entity obtains control of another entity. When the acquirer is not clearly indicated, supplementary factors such as: which entity transfers cash or other assets or incurs liabilities; which entity issues its equity interests; and the relative size of the entities are considered. By virtue of the Company issuing equity instruments and the relative voting rights of SSR Mining shareholders, including significant minority shareholders post-merger, SSR Mining has been identified as the acquirer of Alacer (notes 1(a) and 4(a)) and, as such, the transaction has been accounted for using the acquisition method of accounting in accordance with IFRS 3.
3.AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY (continued)
(b)Sources of Estimation Uncertainty

Mineral Reserves and Mineral Resources

The Company estimates Mineral Reserves and Mineral Resources based on information prepared by qualified persons as defined by NI 43-101. Mineral Reserves are used in the calculation of depletion and depreciation, and in performing impairment testing and for forecasting the timing of the payment of reclamation and closure costs, and future taxes. In assessing the LOM for accounting purposes, Mineral Resources are only taken into account where there is a high degree of confidence of economic extraction. There are numerous uncertainties inherent in estimating Mineral Reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may, ultimately, result in Mineral Reserves estimates being revised. Such changes in Mineral Reserves could impact depletion and depreciation rates, carrying amounts of mineral properties, plant and equipment and the provision for reclamation and closure costs.

Recoverable amount of goodwill

A discounted cash flow model is used to determine the recoverable amount of the Seabee CGU when performing the annual impairment test for goodwill. The projected cash flows are significantly affected by assumptions related to future metal prices, production based on current estimates of Mineral Reserves and recoverable Mineral Resources, future operating costs and capital expenditures, the discount rate and future Canadian dollar ("CAD") to U.S. dollar ("USD") foreign exchange rates. Note 11 outlines the significant inputs used when performing the Company's goodwill impairment testing. These inputs are based on management's best estimates of what an independent market participant would consider appropriate. There is a risk that changes in these inputs may result in a material adjustment to the carrying value of goodwill within the next year.

Valuation of inventory

The measurement of inventory, including the determination of its NRV, especially as it relates to ore in stockpiles, leach pad inventory, and work-in-process involves the use of estimates.
The NRV of inventory is calculated as the estimated price at the time of sale based on prevailing and forecast metal prices less estimated future production costs to convert the inventory into saleable form and associated selling costs. In addition, in determining the value of leach pad inventory, the Company makes estimates of quantities and grades of ore stacked on leach pads, and the recoverable gold in this material to determine the total inventory. Changes in these estimates can result in a change in carrying amounts of inventory, as well as cost of sales. The determination of forecast sales prices, recovery rates, grade, assumed contained metal in stockpiles, work-in-process and leach pad inventory and production and selling costs requires significant assumptions that may impact the carrying amount of inventories.
Depletion and depreciation

The Company uses the units-of-production method to deplete mineral properties, whereby depletion is calculated using the quantity of ounces extracted from the mine in the period as a percentage of the total quantity of ounces expected to be extracted in current and future periods. Other assets are depreciated, net of residual value, using the straight-line method over the useful life of the asset.
The calculation of the units-of-production rate and the useful life and residual values of mineral properties, plant and equipment, and therefore the annual depletion and depreciation expense, could be materially affected by changes in the underlying estimates. Changes in estimates can be the result of changes in the Company's mine plans, differences between estimated and actual costs of mining and differences in the metal price used in the estimation of Mineral Reserves.
3.AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY (continued)
(b)Sources of Estimation Uncertainty (continued)
Estimate of reclamation and closure costs

The Company's provision for reclamation and closure cost obligations represents management's best estimate of the present value of the future cash outflows required to settle the liability, which reflects estimates of future costs, the timing of the cash flows associated with the future costs, inflation and movements in foreign exchange rates when liabilities are anticipated to be settled in a foreign currency. Cost estimates can vary in response to many factors including changes to the relevant legal requirements, whether closure plans achieve intended reclamation goals, the emergence of new restoration techniques or experience at other mine sites, local inflation rates and foreign exchange rates. The expected timing of expenditures can also change, for example, in response to changes in Mineral Reserves, production rates or economic conditions. The Company's assumptions are reviewed at the end of each reporting period and adjusted to reflect management's current best estimate, and changes in any of the above factors can result in a material change to the provision recognized.

Income taxes

The Company is subject to income taxes in numerous jurisdictions and significant judgment is required in determining the worldwide provision for income taxes. There are transactions undertaken during the ordinary course of business for which the ultimate tax determination is uncertain, including, but not limited to, the eligibility of qualified expenditures at Çöpler for investment incentive tax credits. The Company recognizes current and deferred tax assets and liabilities based on its current understanding of applicable tax laws as well as assumptions on future taxable income which demonstrate that taxable profit will be available against which deferred tax assets and other deductible temporary differences can be utilized.
The Company is subject to assessments by various taxation authorities, which may interpret legislation differently. Tax regulations and legislation and related interpretations may also change in the future. Where the final tax outcome is different from that which has been reflected in the consolidated financial statements, such differences will impact the current and/or deferred tax provisions in the period in which such determination is made.